12. Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of Share-Based Compensation Expense
	Three Months Ended March 31,
	2016	2015
Research and development expenses	$(193,451)	$99,145
Administrative expenses	479,911	48,083
	$286,460	$147,228

	Year Ended December 31,
	2015	2014
Research and development expenses	$229,964	$952,829
General and administrative expenses	2,364,149	560,409
	$2,594,113	$1,513,238

Non-Vested Non-Employee Stock Options [Member]
Option activity
	Number of shares	Weighted-average grant date fair value
Balance as of January 1, 2015	15,511	$8.16
Granted	30,304	$13.13
Vested	(17,857)	$10.95
Balance as of December 31, 2015	27,958	$11.77

Common Stock Awards [Member]
Option activity
Number of shares
Balance as of January 1, 2014	13.943
Granted	104,006
Issued	(98,327)
Balance as of December 31, 2014	19,622
Granted	34,403
Issued	(31,138)
Balance as of December 31, 2015	22,887

Employee Stock Options [Member]
Assumptions used
	Year Ended December 31,
	2015	2014
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	124.17	103.36
Weighted-average risk-free interest rate (%)	0.44	1.48
Weighted-average expected life of option (years)	2.50	5.33
Weighted-average exercise price ($)	13.86	10.15
Model used	Black-Scholes	Black-Scholes

Option activity
	Number of shares	Weighted-average exercise price	Weighted-average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2014	158,223	15.78
Granted	32,731	10.15
Exercised	(60,125)	1.70		$509,622
Expired	(3,967)	30.58
Outstanding as of December 31, 2014	126,862	20.53	6.86	$80,338
Granted	493,945	13.86
Expired	(1,548)	15.51
Outstanding as of December 31, 2015	619,259	15.22	8.92	$1,915,942

Vested or expected to vest as of December 31, 2015	619,259	15.22	8.92	$1,915,942

Exercisable as of December 31, 2014	79,710	$19.71	5.48	$80,338
Exercisable as of December 31, 2015	239,819	$17.17	7.78	$688,343

Employee Stock Options [Member] | Non-Vested [Member]
Option activity
	Number of shares	Weighted-average grant date fair value
Balance as of January 1, 2015	47,152	$5.03
Granted	493,945	$9.35
Vested	(151,657)	$8.61
Balance as of December 31, 2015	379,440	$9.14

Non Employee Stock Options [Member] | Non-Vested [Member]
Assumptions used
	Year Ended December 31,
	2015	2014
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	120.51	116.22
Weighted-average risk-free interest rate (%)	1.54	1.62
Weighted-average expected life of option (years)	10.00	7.60
Weighted-average exercise price ($)	13.86	8.25
Model used	Black-Scholes	Black-Scholes

Option activity
	Number of shares	Weighted-average exercise price	Weighted-average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2014	12,592	$18.18	5.90	$49
Granted	14,546	8.25
Outstanding as of December 31, 2014	27,138	12.86	7.60	$159
Granted	30,304	13.86
Outstanding as of December 31, 2015	57,442	13.39	8.23	$220,764

Vested or expected to vest as of December 31, 2015	57,442	13.39	8.23	$220,764

Exercisable as of December 31, 2014	11,627	$13.73	6.40	$159
Exercisable as of December 31, 2015	29,484	$13.37	7.37	$119,164